Financial Derivative Contracts and Hedge Accounting - Schedule of Forecasted Cash Flows by Interest Rate Risk, Fair Value Hedges (Detail) - Fair Value Hedges [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Notional value	$ 3,205,105	$ 2,999,007
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	907,302	449,993
1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	264,036	552,998
3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	391,157	482,334
Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,642,610	1,513,682
Interest rate risk [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(132,215)	(85,900)
Interest rate risk [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	132,215	85,900
Interest rate risk [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	50,404	93,490
Interest rate risk [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	182,619	179,390
Interest rate risk [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(182,619)	(179,390)
Interest rate risk [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(50,404)	(93,490)
Interest rate risk [member] | 1 year [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(14,926)	(10,594)
Interest rate risk [member] | 1 year [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	14,926	10,594
Interest rate risk [member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,678	14,981
Interest rate risk [member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	24,604	25,575
Interest rate risk [member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(24,604)	(25,575)
Interest rate risk [member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(9,678)	(14,981)
Interest rate risk [member] | 1 - 3 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(19,819)	(9,672)
Interest rate risk [member] | 1 - 3 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	19,819	9,672
Interest rate risk [member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	17,366	27,525
Interest rate risk [member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	37,185	37,197
Interest rate risk [member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(37,185)	(37,197)
Interest rate risk [member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(17,366)	(27,525)
Interest rate risk [member] | 3 to 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(34,583)	(7,487)
Interest rate risk [member] | 3 to 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	34,583	7,487
Interest rate risk [member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,632	32,376
Interest rate risk [member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	50,215	39,863
Interest rate risk [member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(50,215)	(39,863)
Interest rate risk [member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(15,632)	(32,376)
Interest rate risk [member] | Over 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(62,887)	(58,147)
Interest rate risk [member] | Over 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	62,887	58,147
Interest rate risk [member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,728	18,608
Interest rate risk [member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	70,615	76,755
Interest rate risk [member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(70,615)	(76,755)
Interest rate risk [member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ (7,728)	$ (18,608)